WARRANT LIABILITY (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Weighted Average Assumptions:
Risk-free Interest Rate	3.76%	0.91%
Expected Dividend Yield	0.00%	0.00%
Expected Option Life (years)	11 months 23 days	1 year 8 months 23 days
Expected Stock Price Volatility	55.79%	83.13%
Weighted Average Fair Value	$ 0.02	$ 0.38